Other disclosures - Residual maturity periods and average interest rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016
ASSETS
Cash and cash equivalents	€ 101,067	€ 113,663	[1],[2]	€ 110,995	[2]	€ 110,995	€ 76,454
Financial assets measured at fair value through other comprehensive income	122,845	118,420
Financial assets at amortised cost	995,482	946,099	[1]			909,094
Financial assets available-for-sale	122,845	118,420		133,271
Loans and receivables				903,013
Held-to-maturity investments				13,491
Total certain assets	1,219,394	1,178,182		1,155,980
Liabilities
Financial liabilities at amortized cost	1,230,745	1,171,630	[1]	1,126,069		1,126,069
Difference (assets less liabilities)	€ (11,351)	€ 6,552		€ 29,911
Average interest rate - financial assets	4.15%	4.22%		4.61%
Average interest rate - held to maturity investments				1.52%
Average interest rate - financial liabilities	1.33%	1.30%		1.98%
Net borrowing position with ECB	€ 22,704
On demand
ASSETS
Cash and cash equivalents	101,067	€ 113,663		€ 110,995
Financial assets measured at fair value through other comprehensive income	0	1,886
Financial assets at amortised cost	51,702	46,247
Loans and receivables				57,000
Total certain assets	152,769	161,796		168,321
Liabilities
Financial liabilities at amortized cost	619,003	545,284		537,604
Difference (assets less liabilities)	(466,234)	(383,488)		(369,283)
1 month
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	6,933	6,023
Financial assets at amortised cost	73,890	56,818
Loans and receivables				58,686
Total certain assets	80,823	62,841		61,153
Liabilities
Financial liabilities at amortized cost	99,203	87,782		75,161
Difference (assets less liabilities)	(18,380)	(24,941)		(14,008)
1 to 3 months
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	2,704	3,329
Financial assets at amortised cost	76,229	71,627
Loans and receivables				53,218
Total certain assets	78,933	74,956		54,864
Liabilities
Financial liabilities at amortized cost	88,546	93,293		87,939
Difference (assets less liabilities)	(9,613)	(18,337)		(33,075)
3 to 12 months
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	7,689	12,873
Financial assets at amortised cost	116,511	102,036
Loans and receivables				96,689
Held-to-maturity investments				1,902
Total certain assets	124,200	114,909		110,088
Liabilities
Financial liabilities at amortized cost	159,120	127,522		130,672
Difference (assets less liabilities)	(34,920)	(12,613)		(20,584)
1 to 3 years
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	19,101	19,432
Financial assets at amortised cost	150,365	134,697
Loans and receivables				119,541
Held-to-maturity investments				122
Total certain assets	169,466	154,129		142,110
Liabilities
Financial liabilities at amortized cost	134,799	182,670		136,487
Difference (assets less liabilities)	34,667	(28,541)		5,623
3 to 5 years
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	17,989	10,705
Financial assets at amortised cost	103,584	107,921
Loans and receivables				112,786
Held-to-maturity investments				294
Total certain assets	121,573	118,626		124,244
Liabilities
Financial liabilities at amortized cost	61,282	56,927		83,542
Difference (assets less liabilities)	60,291	61,699		40,702
More than five years
ASSETS
Cash and cash equivalents	0	0		0
Financial assets measured at fair value through other comprehensive income	68,429	64,172
Financial assets at amortised cost	423,201	426,753
Loans and receivables				405,093
Held-to-maturity investments				11,173
Total certain assets	491,630	490,925		495,200
Liabilities
Financial liabilities at amortized cost	68,792	78,152		74,664
Difference (assets less liabilities)	€ 422,838	€ 412,773		€ 420,536
Cash, cash balances at central banks and other deposits on demand
Liabilities
Average interest rate - financial assets	0.70%	0.61%		0.53%
Debt instruments
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 118,405	€ 116,819
Financial assets at amortised cost	29,789	37,696	[1]			35,772
Financial assets available-for-sale	€ 122,845	€ 118,420		€ 128,481
Loans and receivables				17,543
Held-to-maturity investments				€ 13,491
Liabilities
Average interest rate - financial assets				3.06%
Average interest rate - financial assets at fair value through other comprehensive income	3.07%	3.11%
Average interest rate - financial assets at amortised cost	3.23%	3.30%
Average interest rate - financial assets available-for-sale				4.34%
Debt instruments | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 0	€ 487
Financial assets at amortised cost	0	16
Financial assets available-for-sale				€ 326
Loans and receivables				249
Debt instruments | 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	6,879	6,022
Financial assets at amortised cost	1,563	1,534
Financial assets available-for-sale				2,467
Loans and receivables				1,381
Debt instruments | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	2,699	3,328
Financial assets at amortised cost	1,847	1,319
Financial assets available-for-sale				1,646
Loans and receivables				997
Debt instruments | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	7,554	12,830
Financial assets at amortised cost	3,073	6,646
Financial assets available-for-sale				11,497
Loans and receivables				2,073
Debt instruments | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	17,489	19,415
Financial assets at amortised cost	2,549	2,474
Financial assets available-for-sale				22,447
Loans and receivables				2,317
Debt instruments | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	17,063	10,661
Financial assets at amortised cost	3,642	1,783
Financial assets available-for-sale				11,164
Loans and receivables				1,656
Debt instruments | More than five years
ASSETS
Financial assets measured at fair value through other comprehensive income	66,721	64,076
Financial assets at amortised cost	17,115	23,924
Financial assets available-for-sale				78,934
Loans and receivables				8,870
Loans and advances
ASSETS
Financial assets measured at fair value through other comprehensive income	4,440	1,601
Financial assets at amortised cost	965,693	908,403	[1]			873,322
Loans and receivables				885,470
Loans and advances | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	0	1,399
Financial assets at amortised cost	51,702	46,231
Loans and receivables				56,751
Loans and advances | 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	54	1
Financial assets at amortised cost	72,327	55,284
Loans and receivables				57,305
Loans and advances | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	5	1
Financial assets at amortised cost	74,382	70,308
Loans and receivables				52,221
Loans and advances | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	135	43
Financial assets at amortised cost	113,438	95,390
Loans and receivables				94,616
Loans and advances | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,612	17
Financial assets at amortised cost	147,816	132,223
Loans and receivables				117,224
Loans and advances | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	926	44
Financial assets at amortised cost	99,942	106,138
Loans and receivables				111,130
Loans and advances | More than five years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,708	96
Financial assets at amortised cost	406,086	402,829
Loans and receivables				396,223
Loans and advances - Customers
ASSETS
Financial assets measured at fair value through other comprehensive income	4,440	1,601
Financial assets at amortised cost	€ 906,276	€ 857,322	[1]
Loans and receivables				€ 819,625
Liabilities
Average interest rate - financial assets				5.44%
Average interest rate - financial assets at fair value through other comprehensive income	1.84%	1.41%
Average interest rate - financial assets at amortised cost	4.85%	4.96%
Loans and advances - Customers | On demand
ASSETS
Financial assets measured at fair value through other comprehensive income	€ 0	€ 1,399
Financial assets at amortised cost	34,037	36,139
Loans and receivables				€ 38,509
Held-to-maturity investments				0
Loans and advances - Customers | 1 month
ASSETS
Financial assets measured at fair value through other comprehensive income	54	1
Financial assets at amortised cost	49,018	49,872
Loans and receivables				49,159
Held-to-maturity investments				0
Loans and advances - Customers | 1 to 3 months
ASSETS
Financial assets measured at fair value through other comprehensive income	5	1
Financial assets at amortised cost	69,780	63,597
Loans and receivables				47,330
Held-to-maturity investments				0
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets measured at fair value through other comprehensive income	135	43
Financial assets at amortised cost	106,003	89,383
Loans and receivables				84,097
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,612	17
Financial assets at amortised cost	143,853	126,909
Loans and receivables				111,530
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets measured at fair value through other comprehensive income	926	44
Financial assets at amortised cost	99,514	105,191
Loans and receivables				110,191
Loans and advances - Customers | More than five years
ASSETS
Financial assets measured at fair value through other comprehensive income	1,708	96
Financial assets at amortised cost	404,071	386,231
Loans and receivables				378,809
Loans and advances - Central banks
ASSETS
Financial assets at amortised cost	18,474	15,601	[1]
Loans and receivables	€ 24,947	€ 24,827		€ 26,278
Liabilities
Average interest rate - financial assets at amortised cost	4.78%	6.07%		5.10%
Loans and advances - Central banks | On demand
ASSETS
Financial assets at amortised cost	€ 0	€ 0
Loans and receivables				€ 0
Loans and advances - Central banks | 1 month
ASSETS
Financial assets at amortised cost	17,086	23
Loans and receivables				3,948
Loans and advances - Central banks | 1 to 3 months
ASSETS
Financial assets at amortised cost	0	0
Loans and receivables				1,446
Loans and advances - Central banks | 3 to 12 months
ASSETS
Financial assets at amortised cost	0	4
Loans and receivables				4,811
Loans and advances - Central banks | 1 to 3 years
ASSETS
Financial assets at amortised cost	0	0
Loans and receivables				0
Loans and advances - Central banks | 3 to 5 years
ASSETS
Financial assets at amortised cost	0	0
Loans and receivables				0
Loans and advances - Central banks | More than five years
ASSETS
Financial assets at amortised cost	1,388	15,574
Loans and receivables				16,073
Loans and advances - Credit institutions
ASSETS
Financial assets at amortised cost	€ 40,943	€ 35,480	[1]
Loans and receivables				€ 39,567
Liabilities
Average interest rate - financial assets				1.26%
Average interest rate - financial assets at amortised cost	1.04%	1.66%
Loans and advances - Credit institutions | On demand
ASSETS
Financial assets at amortised cost	€ 17,665	€ 10,092
Loans and receivables				€ 18,242
Loans and advances - Credit institutions | 1 month
ASSETS
Financial assets at amortised cost	6,223	5,389
Loans and receivables				4,198
Loans and advances - Credit institutions | 1 to 3 months
ASSETS
Financial assets at amortised cost	4,602	6,711
Loans and receivables				3,445
Loans and advances - Credit institutions | 3 to 12 months
ASSETS
Financial assets at amortised cost	7,435	6,003
Loans and receivables				5,708
Loans and advances - Credit institutions | 1 to 3 years
ASSETS
Financial assets at amortised cost	3,963	5,314
Loans and receivables				5,694
Loans and advances - Credit institutions | 3 to 5 years
ASSETS
Financial assets at amortised cost	428	947
Loans and receivables				939
Loans and advances - Credit institutions | More than five years
ASSETS
Financial assets at amortised cost	627	1,024
Loans and receivables				1,341
Deposits
Liabilities
Financial liabilities at amortized cost	942,417	903,101	[1]	883,320		883,320
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	607,051	536,134		527,499
Deposits | 1 month
Liabilities
Financial liabilities at amortized cost	76,101	74,440		59,325
Deposits | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	61,627	67,406		66,667
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	111,190	91,958		100,658
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	64,781	107,459		81,169
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	14,224	18,833		39,719
Deposits | More than five years
Liabilities
Financial liabilities at amortized cost	7,443	6,871		8,283
Deposits - Central banks
Liabilities
Financial liabilities at amortized cost	€ 62,468	€ 72,523	[1]	€ 71,414
Average interest rate - financial liabilities at amortised cost	0.51%	0.39%
Average interest rate - financial liabilities				0.24%
Deposits - Central banks | On demand
Liabilities
Financial liabilities at amortized cost	€ 99	€ 304		€ 450
Deposits - Central banks | 1 month
Liabilities
Financial liabilities at amortized cost	462	2,130		2,015
Deposits - Central banks | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	64	2,629		681
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	33,229	507		2,715
Deposits - Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	28,424	64,433		42,988
Deposits - Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	190	2,520		22,565
Deposits - Central banks | More than five years
Liabilities
Financial liabilities at amortized cost	0	0		0
Deposits - Credit institutions
Liabilities
Financial liabilities at amortized cost	€ 90,501	€ 89,679	[1]	€ 91,300
Average interest rate - financial liabilities at amortised cost	2.97%	2.19%
Average interest rate - financial liabilities				2.40%
Deposits - Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	€ 23,526	€ 15,341		€ 20,870
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities at amortized cost	14,494	13,413		15,263
Deposits - Credit institutions | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	18,922	24,724		13,350
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	14,245	16,384		25,406
Deposits - Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	9,327	8,759		6,501
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	5,668	6,412		5,247
Deposits - Credit institutions | More than five years
Liabilities
Financial liabilities at amortized cost	4,319	4,646		4,663
Deposits - Customers
Liabilities
Financial liabilities at amortized cost	€ 789,448	€ 740,899	[1]	€ 720,606
Average interest rate - financial liabilities at amortised cost	0.91%	0.90%
Average interest rate - financial liabilities				2.00%
Deposits - Customers | On demand
Liabilities
Financial liabilities at amortized cost	€ 583,426	€ 520,489		€ 506,179
Deposits - Customers | 1 month
Liabilities
Financial liabilities at amortized cost	61,145	58,897		42,047
Deposits - Customers | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	42,641	40,053		52,636
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	63,716	75,067		72,537
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	27,030	34,267		31,680
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	8,366	9,901		11,907
Deposits - Customers | More than five years
Liabilities
Financial liabilities at amortized cost	3,124	2,225		3,620
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	€ 258,219	€ 244,314	[1]	€ 214,910		214,910
Average interest rate - financial liabilities at amortised cost	2.38%	2.59%
Average interest rate - financial liabilities				2.56%
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	€ 0	€ 237		€ 105
Marketable debt securities | 1 month
Liabilities
Financial liabilities at amortized cost	16,008	11,347		11,927
Marketable debt securities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	22,569	18,817		11,638
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	47,808	33,536		29,286
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	65,545	71,805		54,202
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	46,577	37,919		43,395
Marketable debt securities | More than five years
Liabilities
Financial liabilities at amortized cost	59,712	70,653		64,357
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	30,109	24,215	[1]	27,839		€ 27,839
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	11,952	8,913		10,000
Other financial liabilities | 1 month
Liabilities
Financial liabilities at amortized cost	7,094	1,995		3,909
Other financial liabilities | 1 to 3 months
Liabilities
Financial liabilities at amortized cost	4,350	7,070		9,634
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	122	2,028		728
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	4,473	3,406		1,116
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	481	175		428
Other financial liabilities | More than five years
Liabilities
Financial liabilities at amortized cost	€ 1,637	€ 628		€ 2,024

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).